Business Combinations - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 29, 2025 CNY (¥)	Jul. 29, 2025 USD ($)	Nov. 30, 2023 CNY (¥)	Jan. 31, 2024	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
UFACTORY [Member]
Business Acquisition [Line Items]
Percentage on additional equity shares acquired	60.80%	60.80%
Total cash consideration	¥ 99,460	$ 14,223			¥ 99,460	$ 14,223
Remeasurement gain					18,723	$ 2,677
Previously held shareholding percentage before acquisition	19.20%	19.20%
Percentage of equity interest held on acquisition	80.00%	80.00%
Equity interest acquired	75.80%	75.80%
Beijing OrionStar [Member]
Business Acquisition [Line Items]
Percentage on additional equity shares acquired			35.17%
Total cash consideration			¥ 268,724		268,724
Remeasurement gain					6,036
Previously held shareholding percentage before acquisition			37.74%
Percentage of equity interest held on acquisition			72.91%	73.95%
Equity interest acquired			35.17%
Business combination revenues					14,810
Business combination losses					¥ 4,738
Business combination expected revenues							¥ 768,152	¥ 1,063,970
Business combination expected losses							¥ 728,995	¥ 652,497